Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (60,978)	$ (37,720)
Other financial assets/liabilities	(7,758)	4,077
Inventories	(32,752)	(2,867)
Prepaid expenses	1,663	(3,722)
Trade and other payables	(11,549)	36,247
Provisions and other liabilities	7,328	1,602
Increase (decrease) in working capital	$ (104,046)	$ (2,383)